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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/06
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      2049 Century Park East
                 ----------------------------------
                 Suite 2130
                 ----------------------------------
                 Los Angeles, CA 90067
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard D. Hughes
         -------------------------------
Title:   President/CCO
         -------------------------------
Phone:   310-551-4100
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Richard D. Hughes          Los Angeles, CA       3/3/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              50
                                        --------------------

Form 13F Information Table Value Total:    $197,287,358
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

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13f Report
Haverford Financial Services
As of: 3/31/2006

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------- -------------- --------- ---------- ---------------------- ---------- -------- --------------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------- -------------- --------- ---------- --------- ----- ------ ---------- -------- --------- ------   -------
3M CO COM                 COMMON         88579Y101  2,068,078    27,323 X            X                      24,744      0    2,579
ABBOTT LABS               COMMON         002824100  2,447,843    57,637 X            X                      49,682      0    7,955
AFLAC INC COM             COMMON         001055102  2,328,708    51,600 X            X                      45,524      0    6,076
ALLERGAN INC COM          COMMON         018490102    582,645     5,370 X                                    5,370      0        0
AMERICAN EXPRESS CO       COMMON         025816109  1,541,764    29,339 X            X                      25,727      0    3,612
AMERICAN INTL GROUP I     COMMON         026874107  3,531,186    53,430 X            X                      43,982      0    9,448
AUTOMATIC DATA PROCES     COMMON         053015103  2,638,066    57,751 X            X                      46,347      0   11,404
BANK AMER CORP COM        COMMON         060505104    314,135     6,898 X                                    6,898      0        0
BECTON DICKINSON & CO     COMMON         075887109  2,327,108    37,790 X            X                      33,163      0    4,627
BIOMET INC                COMMON         090613100  1,555,421    43,790 X            X                      37,111      0    6,679
BRISTOL MYERS SQUIBB      COMMON         110122108  4,922,000   200,000 X                                  200,000      0        0
BRYN MAWR BK CORP COM     COMMON         117665109 29,174,833 1,315,960 X                                1,315,960      0        0
CAPITAL ONE FINL CORP     COMMON         14040H105    265,474     3,297 X                                    3,297      0        0
CHI MRCNTL EXCHANGE C     COMMON         167760107    375,453       839 X                                      839      0        0
CITIGROUP INC COM         COMMON         172967101  3,780,336    80,041 X            X                      71,330      0    8,711
COCA COLA CO              COMMON         191216100  1,866,652    44,582 X            X                      37,090      0    7,492
COLGATE PALMOLIVE CO      COMMON         194162103  3,592,618    62,918 X            X                      54,011      0    8,907
EXPEDITORS INTL WASH      COMMON         302130109    413,981     4,792 X                                    4,792      0        0
EXXON MOBIL CORP COM      COMMON         30231G102  4,678,965    76,881 X            X                      67,167      0    9,714
FIRST DATA CORP COM       COMMON         319963104    390,057     8,331 X                                    8,331      0        0
GANNETT INC DEL           COMMON         364730101  1,721,386    28,728 X            X                      24,363      0    4,365
GENERAL ELEC CO           COMMON         369604103  4,998,883   143,729 X            X                     121,590      0   22,139
HOME DEPOT INC COM        COMMON         437076102  3,846,720    90,939 X            X                      75,770      0   15,169
IBM COM                   COMMON         459200101    211,948     2,570 X                                    1,220      0    1,350
INTEL CORP COM            COMMON         458140100  2,428,557   124,797 X            X                     105,291      0   19,506
J P MORGAN CHASE & CO     COMMON         46625H100 18,486,828   443,968 X                                  439,068      0    4,900
JOHNSON CTLS INC COM      COMMON         478366107  2,038,872    26,852 X            X                      23,773      0    3,079
JOHNSON & JOHNSON         COMMON         478160104 50,247,282   848,485 X            X                     837,157      0   11,328
LOWES COS INC COM         COMMON         548661107  3,389,608    52,601 X            X                      46,148      0    6,453
MCDONALDS CORP            COMMON         580135101    248,663     7,237 X                                    1,537      0    5,700
MCGRAW-HILL COMPANIES     COMMON         580645109  3,077,945    53,418 X            X                      44,065      0    9,353

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
MEDTRONIC INC COM         COMMON         585055106  2,582,312    50,883 X            X                      43,801      0    7,082
MICROSOFT                 COMMON         594918104  3,559,479   130,815 X            X                     116,063      0   14,752
NOVARTIS AG SPONSORED     COMMON         66987V109  3,226,497    58,198 X            X                      50,127      0    8,071
PAYCHEX INC COM           COMMON         704326107    328,531     7,886 X                                    7,886      0        0
PEPSICO INC               COMMON         713448108  3,210,475    55,554 X            X                      47,322      0    8,232
PFIZER INC                COMMON         717081103    483,822    19,415 X                                   13,565      0    5,850
PRAXAIR INC COM           COMMON         74005P104    365,975     6,636 X                                    6,636      0        0
PROCTER & GAMBLE COMP     COMMON         742718109  3,753,754    65,135 X            X                      52,851      0   12,284
QUALCOMM INC COM          COMMON         747525103    741,892    14,659 X                                   14,659      0        0
SPDR TR UNIT SER 1        COMMON         78462F103  1,155,227     8,898 X                                    8,898      0        0
STAPLES INC COM           COMMON         855030102    353,401    13,848 X                                   13,848      0        0
SYSCO CORP COM            COMMON         871829107  2,804,119    87,492 X            X                      76,585      0   10,907
TARGET CORP COM           COMMON         87612E106  1,907,192    36,670 X            X                      29,428      0    7,242
UNITED PARCEL SVC INC     COMMON         911312106  2,712,176    34,167 X            X                      30,636      0    3,531
WAL MART STORES INC       COMMON         931142103  2,934,574    62,121 X            X                      54,988      0    7,133
WALGREEN COMPANY          COMMON         931422109    469,384    10,883 X                                   10,883      0        0
WASHINGTON TR BANCORP     COMMON         940610108  2,554,370    91,000 X                                   91,000      0        0
WELLPOINT INC             COMMON         94973V107    212,623     2,746 X                                    2,746      0        0
WELLS FARGO & CO COM      COMMON         949746101  4,439,540    69,509 X            X                      58,140      0   11,369